FAIR VALUE MEASUREMENTS (Details)	Dec. 31, 2020 USD ($)
Novus Capital Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in Trust Account	$ 100,048,410